Income Taxes (Details) - Schedule of Deferred Tax Assets and Liabilities - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Deferred tax assets
Net operating loss		$ 8,338
Deferred revenue	16,145	39,340
Unbilled cost	403,130	374,357
Unbilled interest expenses	49,571	37,727
Software amortization	272,220	259,965
Allowance for doubtful accounts	12,005	13,459
Inventories obsolescence		(6,591)
Unrealized losses on trading securities	1,720	1,761
Accrued Bonus	42,065	43,074
Other	41,118	34,246
Total deferred tax assets	837,974	805,676
Deferred tax liabilities
Unbilled revenue	(2,468,456)	(2,270,234)
Unbilled interest income	(89,339)	(50,369)
Deferred government subsidiary income		(41,673)
Unrealized gain on short-term investment	(279)	(285)
Other	(14,841)	(14,336)
Total deferred tax liabilities	(2,572,915)	(2,376,897)
Valuation allowance		(32,942)
Net deferred tax liabilities	$ (1,734,941)	$ (1,604,163)